Assets Covered Under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Capital Leased Assets [Line Items]
Machinery, vessels and equipment	¥ 7,100	¥ 8,419
Less: Accumulated depreciation and amortization	(4,699)	(5,598)
Total	¥ 2,401	¥ 2,821